CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Net unrealized gain (loss) arising during the period	₨ 26,821.0	$ 285.8	₨ 13,677.7
Net unrealized gain (loss) arising during the period, tax	(2,771.9)	(29.5)	(491.6)	(254.2)
Net unrealized gain (loss) arising during the period, tax	65,830.7	701.6	(37,208.6)	(15,898.7)
Reclassification adjustment for net (gain) loss included in net income, tax	13,887.4	148.0	(3,582.9)	(1,675.7)
Past service cost arising during the period	2,319.0	24.7
Amortisation of past service cost to Net periodic cost	(277.0)	3.0
Net unrealized gain (loss) arising during the period	₨ 1,966.0	$ 21.0	₨ (4,237.2)